Non-financial assets and liabilities (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Employee long-term benefits	$ 7,669,181	$ 7,206,430
Employee benefits	33,872,881	34,247,285
Employee Long Term Benefit [Member]
IfrsStatementLineItems [Line Items]
Employee benefits	3,490,531	3,121,156
Vacation And Statutory Bonus [Member]
IfrsStatementLineItems [Line Items]
Employee benefits	11,856,755	10,370,812
Contributions Payable [Member]
IfrsStatementLineItems [Line Items]
Employee benefits	3,614,074	3,366,987
Bonus Accrual [Member]
IfrsStatementLineItems [Line Items]
Employee benefits	14,607,111	16,922,322
Others [Member]
IfrsStatementLineItems [Line Items]
Employee benefits	$ 304,410	$ 466,008